Related Party Transactions (Details) - Schedule of purchases from related parties - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions (Details) - Schedule of purchases from related parties [Line Items]
Total	$ 724,043	$ 1,407,921	$ 464,784
Q Green Techcon Private Limited. [Member]
Related Party Transactions (Details) - Schedule of purchases from related parties [Line Items]
Total		266,544	228,838
Shexian Ruibo [Member]
Related Party Transactions (Details) - Schedule of purchases from related parties [Line Items]
Total	$ 724,043	$ 1,141,377	$ 235,946